Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We did not grant options, stock appreciation rights (SARs) or similar option-like instruments during 2024 and do not currently intend to grant such awards to our directors and officers as part of our compensation program. Accordingly, we do not have a formal written policy in place with regard to the timing of grants of options, SARs or similar option-like instruments in relation to the disclosure of material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false